Company Balance Sheet - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022
Assets
Other financial assets at fair value through profit or loss	£ 602	£ 434
Loans and advances to banks	1,216	1,105
Other financial assets at amortised cost	152	156
Current tax assets	507	484
Other assets	2,029	2,004
Total assets	282,083	292,243
Liabilities
Other financial liabilities at fair value through profit or loss	899	803
Debt securities in issue	35,778	36,420
Subordinated liabilities	2,386	2,332
Total liabilities	267,117	277,532
Equity
Share capital	7,060	7,060
Other equity instruments	2,196	2,196
Retained earnings	6,047	6,563
Total equity	14,966	14,711
Total liabilities and equity	282,083	292,243
Santander UK Group Holdings plc
Assets
Other financial assets at fair value through profit or loss	9,591	7,888
Loans and advances to banks	1,816	4,800
Other financial assets at amortised cost	1,633	942
Interests in other entities	13,640	13,640
Current tax assets	22	19
Other assets	4	2
Total assets	26,706	27,291
Liabilities
Other financial liabilities at fair value through profit or loss	9,591	7,888
Debt securities in issue	1,911	4,898
Subordinated liabilities	1,633	942
Total liabilities	13,135	13,728
Equity
Share capital	7,060	7,060
Other equity instruments	2,196	2,196
Retained earnings	4,315	4,307
Total equity	13,571	13,563
Total liabilities and equity	£ 26,706	£ 27,291